Capital Stock	12 Months Ended
Sep. 30, 2023
Capital Stock [Abstract]
Capital stock

16.    Capital stock

Authorized, unlimited number of shares, without par value, of the following classes:

Common shares, voting and participating.

Class A, preferred shares, voting, convertible at the holder’s option into a fixed or variable number of common shares depending on certain events, entitled to receive dividends when declared by the Company, retractable with priority over common shares upon a Liquidation event[1].

Class B, preferred shares, voting, convertible at the holder’s option into a fixed or variable number of common shares depending on certain events, entitled to receive dividends when declared by the Company, retractable with priority over common shares, Class A and Class M shares upon a Liquidation event[1].

Class C, preferred shares, voting, convertible at the holder’s option into a fixed or variable number of common shares depending on certain events, entitled to receive dividends when declared by the Company, retractable with priority over all other classes of shares, except Class D preferred shares, upon a Liquidation event[1].

The holders of common shares are entitled to dividends, pari passu, with the holders of Class A, B and C shares.

All Class A, B and C shares shall automatically be converted into common shares of the Company immediately prior to the closing of a Qualified IPO[2].

Class D-1 and Class D-2, preferred shares, voting, convertible at the holder’s option into a fixed or variable number of common shares depending on certain events or automatically converts to common shares upon either approval by at least 50.1% of the Class D shareholders’ voting rights or consummation of a Qualified IPO[2] into a fixed or variable number of common shares depending on certain events, entitled to a fixed cumulative preferential dividend of 5% for the first 18 months, and 12% thereafter, if and when declared by the Company, retractable with priority over all other classes of shares upon a Liquidation event[1]. In the event of a conversion event (defined as an IPO, a SPAC transaction or a Liquidation event[1] (“Conversion event”)), Class D-1 shares will be converted into common shares at a fix or variable ratio based on the timing and nature of such Conversion event.

Class M Series, non-voting and non-participating, retractable upon a Liquidation event[1] in an amount equal to $5.50 per Class M Series 2014 share, $45.20 for Class M Series 2017 and $102.50 for Class M Series 2020

1        “Liquidation event” shall mean (i) a merger, amalgamation, reorganization, recapitalization, consolidation or other transaction, other than a Qualified IPO, involving the Company and any other Person in which the Persons who were shareholders immediately prior to such merger, amalgamation, reorganization, recapitalization, consolidation or other transaction own less than fifty percent (50%) of the shares on an As-Converted Basis of the surviving or continuing entity after such merger, amalgamation, reorganization, recapitalization, consolidation or other transaction; (ii) the sale, exchange or transfer by the shareholders, in a single transaction or series of related transactions, of shares representing not less than fifty percent (50%) of the shares on an As-Converted Basis; (iii) the sale, lease, license, abandonment, transfer or other disposition of all or substantially all the assets of the Company, in a single transaction or related transactions, or the exclusive license of all or substantially all of the Company’s material intellectual property and technology that is approved by the Board and by holders of at least sixty percent (60%) of the outstanding common shares calculated on an As-Converted Basis; or (iv) a dissolution or a voluntary or involuntary winding up or liquidation of the Company or any other distribution, in whole or in part, of the property or assets of the Company to its Shareholders that is approved by the Board and by holders of at least fifty percent (50%) of the outstanding common shares calculated on an As-Converted Basis. Notwithstanding anything to the contrary herein, the following situation would also be considered as a Liquidation Event for the purpose hereof, a transaction or series of related transactions that results in an existing shareholder increasing its ownership of shares to more than fifty percent (50%) of the common shares on an As-Converted Basis.

2        “Qualified IPO” shall mean the closing of a public offering pursuant to a registration statement that is declared effective under the United States Securities Act of 1933, as amended, or a prospectus filed under the securities legislation of Québec or Ontario in respect of which a final receipt is obtained, in either case covering the offering and sale of common shares for the account of the Company at a price that represents an aggregate pre-money equity value of the Company of at least US$900 million, and that results in aggregate gross proceeds (before deducting underwriting discounts, commissions and the expenses of the offering) from the offering of at least US$50 million and the listing of the Company’s common shares on the Toronto Stock Exchange and/or the NASDAQ Global Market, or the New York Stock Exchange.

(the “Class M Redemption value”), automatically convertible prior to the closing of an IPO or prior to the closing of a Special Purpose Acquisition Company (“SPAC”) transaction into common shares by dividing the applicable Class M Redemption value by the applicable exit price in connection with such IPO or SPAC transaction.

Issued and paid

	As at September 30,
	2023		2022
	Number	$	Number	$
Common shares	167,610	9,894,326	167,610	9,894,326
Class A preferred shares	1,230,291	79,056,406	1,230,291	79,056,406
Class B preferred shares	1,296,922	82,626,031	1,296,922	82,626,031
Class C preferred shares	2,069,741	116,877,914	2,069,741	116,877,914
Class D-1 preferred shares	1,349,111	100,830,621	744,107	82,274,185
Class D-2 preferred shares	635,327	62,960,906	635,327	62,960,906
	6,749,002	452,246,204	6,143,998	433,689,768

On November 1, 2021, the Company entered into a Share Subscription Agreement (the “Agreement”). Under the terms of the Agreement, the investors purchased 635,005 Class D-1 preferred shares (“Initial Share Subscription”) at a purchase price of $118.97 per share ($96.72 US), for an aggregate purchase price of $75,548,925. Share issuance costs incurred amounted to $6,093,492 of which $571,116 was reclassified from other long-term assets. Furthermore, of the aggregate purchase price, $3,703,920 relates to an equity-settled acquisition of development costs (note 11).

On January 19, 2022, the Company issued 109,102 Class D-1 preferred shares to investors at a purchase price of $122.74 per share ($96.72 US), for an aggregate purchase price of $13,390,997, Share issuance costs incurred amounted to $572,245.

In June 2023, the Company issued 595,650 Class D-1 preferred shares to investors at a purchase price of $30.69 per share (US$22.92) for an aggregate purchase price of $18,277,628 (US$13,652,530) , including the exercise price of $7,869 (US$5,957) paid by the PIPE investors, as a result of warrants issued through the PIPE described in note 14a.

In July 2023, the Company issued 9,354 Class D-1 preferred shares to investors at a purchase price of $29.81 per share ($22.60 US) for an aggregate purchase price of $278,808 (US$211,379), including the exercise price of $123 (US$94) paid by the PIPE investors, as a result of warrants issued through the PIPE described in note 14a.

The following table summarizes common share activity during the year:

	Number	$
Common shares as at September 30, 2021	124,793	7,664,466
Shares issued related to Vayavision acquisition	42,594	2,215,739
Shares issued related to option exercises (note 19)	223	14,121
Common shares as at September 30, 2022	167,610	9,894,326
Common shares as at September 30, 2023	167,610	9,894,326